NET FINANCE RESULT (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Cash and cash equivalents	R$ 1,072.2	R$ 791.6	R$ 329.5
Investment on debt securities	49.2	175.9	84.7
Other receivables (i)	964.2	1,200.2	687.4
Total	R$ 2,085.6	R$ 2,167.7	R$ 1,101.6